Related Party Transactions - Additional Information (Details) - USD ($)		1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 04, 2022	May 31, 2022	Jan. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party accounts payable				$ 37,577,000	$ 21,275,000	$ 18,488,000
Munger Ranch
Related Party Transaction [Line Items]
Cash consideration			$ 30,000,000	30,000
Munger Ranch | IPO
Related Party Transaction [Line Items]
Cash consideration		$ 38,100,000
Munger Ranch | Common Class A
Related Party Transaction [Line Items]
Share issued during period, new issues		2,114,273
Munger Ranch | Common Class A | IPO
Related Party Transaction [Line Items]
Cash consideration		$ 30,000,000
Share issued during period, new issues		2,114,273
Agreement With ProFrac LLC's member
Related Party Transaction [Line Items]
Proceeds from sale of equipment				8,700,000	8,700,000
Related party accounts payable				$ 200,000	200,000
THRC Holdings
Related Party Transaction [Line Items]
Rights agreement amount	$ 8,100,000
Cash consideration	30,000,000
THRC Holdings | Munger Ranch
Related Party Transaction [Line Items]
Rights agreement amount	8,100,000
Cash consideration	$ 30,000,000
PFHCCisco Logistics
Related Party Transaction [Line Items]
Related party accounts payable					$ 1,500,000